Average Annual Total Returns - Diversified Arbitrage Fund	I OneYear	I FiveYear	I TenYear	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions TenYear	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares TenYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	I ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) TenYear	N OneYear	N FiveYear	N TenYear	N Inception Date	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	N ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) TenYear	R6 OneYear	R6 FiveYear	R6 Since Inception		R6 Inception Date	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) OneYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) FiveYear	R6 ICE BofAML US 3-Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	25.21%	9.62%	4.24%	Jan. 15, 2009	24.55%	7.54%	2.74%	14.95%	6.49%	2.58%	0.67%	1.20%	0.64%	24.83%	9.33%	3.98%	Jan. 15, 2009	0.67%	1.20%	0.64%	25.23%	9.72%	5.76%	[1]	Sep. 02, 2014	0.67%	1.20%	0.95%	[1]

[1]	Since inception performance is shown for Class R6 since it does not have 10 years of performance history.